SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at Beginning			$ 151,262	$ 54,220	$ 54,220	$ 177,009
Gain on debt extinguishment					(2,069)	(130,975)
Initial fair value of embedded conversion option derivative liability recorded as debt discount			93,668		99,111	8,186
Balance at Ending	$ 10,623		10,623		151,262	54,220
Reduction of derivative liability upon debt conversion			(106,799)
Change in fair value included in statements of operations	$ (62,335)	$ 163,853	$ (127,508)	$ 167,757	$ 99,111	$ 8,186